Investment in Joint Ventures And Majority Owned Subsidiaries (Details) - SAL LLC - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015
Schedule Of Equity Method Investments [Line Items]
Loss on Guarantee for license agreement of SAL LLC, proportionate share of partner		$ 123
Loss on Loan from STRATTEC to SAL LLC	$ 225	100
Loss on Guarantee of SAL LLC Credit facility	$ 247	$ 488